CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 992,908,809	$ 917,031,971
Investments in associates	450,732	481,131
Financial assets measured at amortised cost	107,191,030	125,068,419
Deferred income tax asset	0	85,357
Other receivables	35,993	46,397
Total non-current assets	1,100,586,564	1,042,713,275
Current assets
Other receivables	37,249,578	50,375,287
Inventories	7,669,277	5,709,799
Trade receivables	50,801,464	52,750,259
Contract assets	19,922	74,872
Financial assets measured at amortized cost	105,327,557	4,478
Financial assets at fair value through profit or loss	217,537,319	122,350,911
Cash and cash equivalents	6,599,199	9,307,806
Total current assets	425,204,316	240,573,412
Total Assets	1,525,790,880	1,283,286,687
EQUITY
Common stock	339,147,622	339,147,622
Treasury shares	18,802,759	18,802,759
Cost of acquisition of treasury shares	(34,019,849)	(34,019,849)
Additional paid-up capital	(9,868,857)	(9,868,857)
Legal reserve	44,829,443	39,797,439
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	473,265,402	377,657,337
Accumulated retained earnings	23,517,458	100,640,069
Equity attributable to equity holders of the parent	855,673,978	832,156,520
Non-controlling interests	916	342
Total equity	855,674,894	832,156,862
Non-current liabilities
Deferred tax liabilities	84,584,236	66,168,914
Taxes payables	94,120	44,485
Contract liabilities	54,811,939	36,488,917
Loans	411,081,275	282,428,472
Total non-current liabilities	550,571,570	385,130,788
Current liabilities
Provisions	2,474,614	5,711,509
Contract liabilities	4,516,724	3,255,624
Other payables	74,374	892,354
Taxes payables	2,538,114	2,941,856
Income tax payable	1,424,919	25,794
Payroll and social security taxes payable	6,225,282	8,189,489
Loans	60,567,191	12,206,959
Trade payables	41,723,198	32,775,452
Total current liabilities	119,544,416	65,999,037
Total liabilities	670,115,986	451,129,825
Total equity and liabilities	$ 1,525,790,880	$ 1,283,286,687